Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies [Text Block]
NOTE 9 – Commitments and Contingencies

Leases

The Company leases office/warehouse space in San Clemente, California. The current term of this lease expires on May 31, 2014. Our share of the current total monthly payment is $9,812 is $7,539 plus various expenses incidental to the use of the property. The Company has the option to extend the lease by one 24 -month term at a slightly higher monthly rent.

Litigation

On April 29, 2011, VDF FutureCeuticals, Inc filed a civil complaint alleging the Company was infringing three patents held by VDF FutureCeuticals. In resolution of this matter, as detailed in Note 12, on January 28, 2014, the Company and VDF FutureCeuticals, Inc. executed a settlement which has resulted in a partnership between the two companies.

Various lawsuits, claims and other contingencies arise in the ordinary course of the Company’s business activities. As of the date of these financial statements, we know of no threatened or pending lawsuits, claims or other similar contingencies.

While the ultimate outcome of the aforementioned contingencies is not determinable at this time, management believes that any liability or loss resulting therefrom will not materially affect the financial position, result of operations or cash flows of the Company.